Statements Of Financial Condition (USD $)	Dec. 31, 2011		Dec. 31, 2010
Assets
Cash and cash equivalents	$ 3,686,978		$ 3,309,973
Cash and cash equivalents held at brokers (restricted)	1,401,234		2,695,461
Foreign currencies held at brokers (restricted)	7,504,546	[1]	6,926,407	[1]
Short-term investments	74,597,056		100,261,940
Interest receivable	2,333		1,834
Unrealized appreciation on forward currency contracts (Note 9)	3,723,647		3,620,413
Net unrealized depreciation on futures contracts (Note 9)	(152,172)		(2,043,296)
Total Assets	90,763,622		114,772,732
Liabilities and Shareholders' Capital
Sponsor's fees payable	74,427		89,735
Due to brokers	100,000
Unrealized depreciation on forward currency contracts (Note 9)	2,695,336		3,744,316
Total Liabilities	2,869,763		3,834,051
Commitments and Contingent Liabilities (Note 7)
Shareholders' Capital
Redeemable capital Shares, no par value, unlimited amount authorized (at redemption value) - 1,800,000 issued and outstanding at December 31, 2011 and 2,200,000 issued and outstanding at December 31, 2010	87,879,459		110,931,481
Additional paid-in capital	14,400		7,200
Total Shareholders' Capital	87,893,859		110,938,681
Total Liabilities and Shareholders' Capital	$ 90,763,622		$ 114,772,732

[1]	Cost of foreign currencies at December 31, 2011 and 2010: $7,615,973 and $6,830,250, respectively.